Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2022
Statement of cash flows [abstract]
Supplemental Cash Flow Information
Note 17: Supplemental Cash Flow Information
Details of “Other” in the consolidated statement of cash flow are as follows:

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021

Non-cash employee benefit charges	44	39	86	78

Net (gains) losses on foreign exchange and derivative financial instruments	(319)	(3)	(411)	3

Net gains on disposals of businesses and investments	1	(8)	1	(8)

Revaluation of Refinitiv warrants (see note 6)	-	-	-	(9)

Fair value adjustments (see note 5)	(12)	6	(5)	2

Other	1	(1)	5	(3)

	(285)	33	(324)	63

Details of “Changes in working capital and other items” are as follows:

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021

Trade and other receivables	(6)	8	37	102

Prepaid expenses and other current assets	24	15	49	(1)

Other financial assets	2	1	13	18

Payables, accruals and provisions	(93)	(46)	(367)	(175)

Deferred revenue	67	89	58	57

Other financial liabilities	(2)	-	(13)	(18)

Income taxes (1)	(3)	(24)	36	860

Other	(14)	(28)	(29)	(43)

	(25)	15	(216)	800

(1)
The six months ended June 30, 2021 reflects current tax liabilities that were recorded on the LSEG transaction and subsequent sale of LSEG shares (see note 8), for which the tax payments are included in investing activities.

Details of income taxes paid are as follows:

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021

Operating activities - continuing operations	(94)	(65)	(129)	(101)

Operating activities - discontinued operations	-	-	-	(2)

Investing activities - continuing operations	-	(438)	-	(444)

Investing activities - discontinued operations (1)	(16)	-	(16)	(42)

Total income taxes paid	(110)	(503)	(145)	(589)

(1)	Reflects payments made to HMRC (see note 19).
The Company paid $87 million in the six months ended June 30, 2022 and 2021, related to notices of assessment under the Diverted Profit Tax regime. Of the amount paid in the six months ended June 30, 2022, $28 million (2021- $55 million) was paid directly to HMRC and $59 million (2021- $32 million) was paid to LSEG under an indemnity arrangement that related to businesses the Company sold to LSEG. The payments made directly to HMRC were included as income taxes paid in the consolidated statement of cash flow. The payments made to LSEG were presented in operating activities from discontinued operations in the consolidated statement of cash flow and were not included as taxes paid. See note 19.